Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Commitments and Contingencies (Textual) [Abstract]
Rent expenses recognized	$ 5.9	$ 0.5	$ 5.8	$ 6.4	$ 5.4